8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
	$	$	$	$

Non-capital loss carry forwards	1,607,478	944,596	1,389,471	756,534
Other temporary differences	62,917	22,238	40,499	23,565
Change in valuation allowance	(1,670,395)	(966,834)	(1,429,970)	(780,099)
	-	-	-	-